Supplemental Data	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Data	Supplemental Data
Supplemental Balance Sheet Data (in thousands):

Summary of accrued expenses:	December 31,
	2018	2017

Accrued payroll and fringes	$24,426	$20,269
Accrued taxes	5,755	3,029
Income taxes payable	5,104	5,214
Accrued interest	5,773	221
Accrued rebates	11,038	12,936
Warranty payable	1,528	2,197
Accrued inventory	35,426	32,448
Accrued transportation and disposal costs	—	—
Other accrued expenses	17,562	14,383
Total	$106,612	$90,697

Warranty liability	Year ended December 31,
	2018	2017

Beginning balance	$2,197	$1,258
Accrual	3,531	1,982
Warranty payments	(4,258)	(1,552)
Other (1)	154	509
Ending balance	$1,624	$2,197

(1) Represents warranty liabilities of acquired businesses.

Supplemental Statement of Operations Data (in thousands):

Other income (expense), net	Year ended December 31,
	2018	2017	2016
Foreign currency gain (loss)	$(5,355)	$3,462	$1,288
Gain (loss) on sale of capital assets	(158)	7	(785)
Other income (expense)	(376)	(724)	(130)
	$(5,889)	$2,745	$373

Supplemental Cash Flow Statement Data (in thousands):

	Year ended December 31,
	2018	2017	2016

Interest paid	$51,298	$27,375	$22,359
Taxes paid	$14,002	$16,043	$12,911